Performance Management - HAWAII MUNICIPAL BOND FUND	May 01, 2026
Class A
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	■■■ PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table that follow illustrate the risks and volatility of an investment in Class A Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.

The following bar chart shows changes in performance of the Fund’s Class A Shares from calendar year to calendar year. Sales charges are not reflected in the bar chart; if they were reflected, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows changes in performance of the Fund’s Class A Shares from calendar year to calendar year.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart; if they were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
5.33%	(5.02)%
12/31/2023	3/31/2022

The performance information shown above is based on a calendar year. The Fund’s Class A Shares’ performance information from 1/1/26 to 3/31/26 was (0.30)%.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The following table compares the Fund’s Class A Shares’ average annual total returns (after applicable sales charges) to those of the Bloomberg US Municipal Bond Index, and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Availability Website Address [Text]	www.bishopstreetfunds.com
Performance Availability Phone [Text]	1-800-262-9565
Class A | CLASS A SHARES
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class A Shares’ performance information from 1/1/26 to 3/31/26
Bar Chart, Year to Date Return	(0.30%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Class I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	■■■ PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.

The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
5.29%	(5.14)%
12/31/2023	3/31/2022

The performance information shown above is based on a calendar year. The Fund’s Class I Shares’ performance information from 1/1/26 to 3/31/26 was (0.24)%.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The following table compares the Fund’s Class I Shares’ average annual total returns to those of the Bloomberg US Municipal Bond Index, and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Availability Website Address [Text]	www.bishopstreetfunds.com
Performance Availability Phone [Text]	1-800-262-9565
Class I | CLASS I SHARES
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I Shares’ performance information from 1/1/26 to 3/31/26
Bar Chart, Year to Date Return	(0.24%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.14%)
Lowest Quarterly Return, Date	Mar. 31, 2022